Annual Total Returns - Fidelity Advisor Freedom® 2005 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2005 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(2.31%)
Annual Return 2019	12.81%
Annual Return 2020	9.58%
Annual Return 2021	3.87%